REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
REVENUE
Schedule of disaggregation of revenue

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Revenue from Travel Marketplace	$42,397	$23,467	$79,758	$36,617
Revenue from SAAS Platform	253	90	545	434
	$42,650	$23,557	$80,303	$37,051

	Year ended December 31,
	2021	2020
Revenue from Travel Marketplace	$92,038	$65,057
Revenue from SAAS Platform	1,156	739
	$93,194	$65,796

Schedule of contract balances

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	10,082	4,175	857
Ending Balance as of June 30, 2022	$20,260	$8,110	$(19,881)

The opening and closing balances of accounts receivables and deferred revenue are as follows:

	Accounts Receivables	Contract Asset	Deferred Revenue
Ending Balance as of December 31, 2019	$15,664	$23,975	$(21,386)
Increase/(decrease), net	(10,309)	(19,555)	(2,018)
Ending Balance as of December 31, 2020	5,355	4,420	(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	$10,178	$3,935	$(20,738)